Financial Instruments - Summary of Derivative Instrument Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	$ 4,617	$ 5,857	$ 4,657
Fair value on issuance				$ 3,420
Unrealized gain (loss) included in earnings	909	(1,831)	869	606
Fair value at the end of the period	$ 5,526	$ 4,026	$ 5,526	$ 4,026